Contingencies	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingencies
16.
Contingencies

The Group is party to civil, tax and labor lawsuits involving loss risks. Provisions for losses resulting from lawsuits are estimated and updated by the Group, based on analysis from the Group’s legal advisors.

The breakdown of existing contingencies classified as probable by the Group, based on the evaluation of its legal advisors, which are recognized as a liability, is as follows:

	December 31, 2024	December 31, 2023
Civil	56	48
Labor	14	10
Tax	182	170
Total	252	228

The breakdown of existing contingencies classified as possible by the Group, based on the evaluation of its legal advisors, for which no provision was recognized, is as follows:

	December 31, 2024	December 31, 2023
Civil	135	114
Labor	156	176
Tax	1,011	1,067
Total	1,302	1,357

On October 9, 2020, Mirakl, Incorporated, a competitor in the ecommerce SaaS market, filed a complaint for unspecified damages and preliminary and permanent injunctive relief in the United States District Court for the District of Massachusetts against our subsidiary VTEX Commerce Cloud Solutions LLC, or VTEX U.S., and certain of its employees that were formerly employed by the plaintiff.

In July 2024, the parties entered into a confidential settlement agreement, resulting in the dismissal with prejudice of all pending claims and counterclaims. All obligations under the agreement were fully satisfied by January 2025.